Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases
9 .	Leases
The carrying amounts of right-of-use assets are as below:

	Office buildings	Charging stations	Total
	RMB’000	RMB’000	RMB’000

Year ended December 31, 2020
Opening net book amount	3,955	—	3,955
Additions	18,822	—	18,822
Depreciation charge	(3,540)	—	(3,540)

Closing net book amount	19,237	—	19,237

As of December 31, 2020
Cost	25,313	—	25,313
Accumulated depreciation	(6,076)	—	(6,076)

Net book value	19,237	—	19,237

Year ended December 31, 2021
Opening net book amount	19,237	—	19,237
Additions	—	8,014	8,014
Depreciation charge	(4,723)	(1,974)	(6,697)

Closing net book amount	14,514	6,040	20,554

As of December 31, 2021
Cost	25,313	8,014	33,327
Accumulated depreciation	(10,799)	(1,974)	(12,773)

Net book value	14,514	6,040	20,554

Additions to the right-of-use assets for the years ended December 31, 2020 and 2021 were RMB18.8 million, and RMB8.0 million, respectively.
(a) Items recognized in the combined statements of financial position

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Right-of-use assets
Office buildings	19,237	14,514
Charging stations	—	6,040

	19,237	20,554

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Lease liabilities
Current	4,216	8,061
Non-current	14,390	12,396

	18,606	20,457

(b) Items recognized in the combined statements of loss and other comprehensive loss
The
 combined statements of loss and other comprehensive loss shows the following amounts relating to leases:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Depreciation charge of right-of-use assets
Office buildings	3,540	4,723
Charging stations	—	1,974
Interest expense (included in finance cost)	189	748
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	—	4,421

	3,729	11,866

The total cash outflows in financing activities for leases during the years ended December 31, 2020 and 2021 are as below:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Principal elements of lease payments	3,956	6,146
Related interest paid	189	767

	4,145	6,913

The weighted average incremental borrowing rate applied to the lease liabilities was 3.85% per annum during the years ended December 31, 2020 and
2021.